Prepayments and Other Assets (Details) - Schedule of Prepayments and Other Assets - USD ($)		Oct. 31, 2023	Oct. 31, 2022
Schedule of Prepayments and Other Assets [Abstract]
Prepayment for fuel and other costs		$ 3,509,770	$ 6,828,645
Prepayment for keyman insurance		894,561	871,490
Others	[1]	51,971	787,853
Total		4,456,302	8,487,988
Including:
Prepayments and other current assets		3,561,741	6,949,397
Prepayments and other non-current assets	[1]	$ 894,561	$ 1,538,591

[1]	Included deferred offering cost of $nil and $667,101 as of October 31, 2023 and 2022, respectively.